Goodwill and Other Intangible Assets - Schedule of Other Intangible Assets Additions by Component (Detail) - Courier $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Schedule Of Other Intangible Assets [Line Items]
Total additions	$ 104
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Amount (indefinite-lived)	5
Customer Relationships
Schedule Of Other Intangible Assets [Line Items]
Amount	$ 94
Weighted Average Amortization Period	12 years
Trade Names
Schedule Of Other Intangible Assets [Line Items]
Amount	$ 5
Weighted Average Amortization Period	3 years